THE MAINSTAY GROUP OF FUNDS

MainStay Government Fund

Supplement dated May 1, 2012 (“Supplement”)

to the Prospectus for MainStay Income and Blended Funds,

dated February 28, 2012 (“Prospectus”)

This Supplement updates certain information contained in the Prospectus for MainStay Government Fund (“Fund”).  You may obtain copies of the Fund’s Summary Prospectus, Prospectus and the Statement of Additional Information free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective immediately, Steven H. Rich will become a portfolio manager for the MainStay Government Fund. Accordingly, the Prospectus is revised as follows:

1.	In the section entitled “Management” on page 17, the table is hereby supplemented to include Steven H. Rich as a portfolio manager for the Fund.

Subadvisor	Portfolio Managers	Service Date
MacKay Shields LLC	Dan Roberts, Senior Managing Director	Since 2011
	Louis N. Cohen, Managing Director	Since 2011
	Steven H. Rich, Managing Director	Since May 2012

2.	In the “Know With Whom You Are Investing” section, the “Portfolio Manager Biographies” subsection beginning on page 118 is hereby amended to include Steven H. Rich, and to provide his biographical information as follows:

Steven H. Rich Mr. Rich has managed the MainStay Government Fund since May 2012. He joined MacKay Shields in 1995 and is currently a Managing Director and Head of Structured Products. He received a BS from Hofstra University, an MS from The Wharton School of Business at the University of Pennsylvania and an MSE from the University of Pennsylvania. He also earned a PhD from Columbia University and an MBA from Rider University. Mr. Rich has been in the investment management industry since 1993.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY GROUP OF FUNDS

MainStay Government Fund

Supplement dated May 1, 2012 (“Supplement”)

to the Statement of Additional Information for Eclipse Funds, Eclipse Funds Inc.,

MainStay Funds Trust and The MainStay Funds (“SAI”)

dated February 28, 2012

This Supplement updates certain information contained in the SAI for MainStay Government Fund (“Fund”). You may obtain copies of the Fund’s Summary Prospectus, Prospectus and SAI free of charge, upon request, by calling toll-free 800-MAINSTAY (624-6782), or by writing to NYLIFE Distributors LLC, Attn: MainStay Marketing Department, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. These documents are also available via the internet on the Fund’s website at mainstayinvestments.com. Please review this important information carefully.

Effective May 1, 2012, the SAI is revised as follows:

1.	In the section entitled “Portfolio Managers” beginning on page 89, the table is hereby supplemented to include the following information for Steven H. Rich as a portfolio manager for MainStay Government Fund.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Steven H. Rich	MainStay Government Fund	1 RIC $368,167,985	15 Accounts $7,006,857,313	162 Accounts $19,968,966,414	0	2 Accounts $471,565,997	9 Accounts $2,116,180,432

2.	In the subsection entitled “Portfolio Management Compensation Structure” beginning on page 92, the table listing portfolio manager ownership of fund securities beginning on page 94 is hereby supplemented to include the following information for Steven H. Rich.

PORTFOLIO MANAGER	FUND	$ RANGE OF OWNERSHIP
Steven H. Rich	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.